Note 7 - Series A Preferred Financing	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Preferred Stock [Text Block]
7.	Series A Preferred Financing

On
August 2, 2017,
the Company issued and sold
22,000
shares of the Company’s Series A Convertible Preferred Stock, par value of
$0.001
per share (the “Series A Preferred”), for a purchase price of
$1,000
per share, or aggregate purchase price and gross proceeds of
$22.0
million, all upon the terms and conditions set forth in the Securities Purchase Agreement dated as of
June 22, 2017.
The Company incurred
$0.5
million of issuance costs in connection with the transaction. Each share of Series A Preferred is convertible into approximately
1,005
shares of the Company’s Common Stock at a conversion price of
$0.9949
per share, in each case subject to adjustment for any stock splits, stock dividends and similar events, provided that any conversion of Series A Preferred by a holder into shares of Common Stock is prohibited if, as a result of such conversion, the holder, together with its affiliates and any other person or entity whose beneficial ownership of the Company’s Common Stock would be aggregated with such holder’s for purposes of Section
13
(d) of the Exchange Act would beneficially own more than
9.985%
of the total number of shares of Common Stock issued and outstanding after giving effect to such conversion. At
December 31, 2018
and
2017,
the Company had
22,000
shares of Series A Convertible Preferred Stock authorized.

Upon issuance, each share of Series A Preferred included an embedded beneficial conversion feature as the market price of the Company’s Common Stock on the date of issuance of the Series A Preferred was
$1.30
per share. As a result, the Company recorded the intrinsic value of the beneficial conversion feature of
$6.7
million as a discount on the Series A Preferred at issuance. As the Series A Preferred is immediately convertible upon issuance and does not
include a stated redemption date, the discount on the Series A Preferred was immediately accreted.

The Company evaluated the Series A Preferred for liability or equity classification in accordance with the provisions of ASC
480,
Distinguishing Liabilities from Equity, and determined that equity treatment was appropriate because the Series A Preferred did not
meet the definition of the liability instruments defined thereunder for convertible instruments. Specifically, the Series A Preferred are not
mandatorily redeemable and do
not
embody an obligation to buy back the shares outside of the Company’s control in a manner that could require the transfer of assets. Additionally, the Company determined that the Series A Preferred would be recorded as permanent equity, not
temporary equity, based on the guidance of ASC
480
given that there is
no
scenario where the holders of equally and more subordinated equity of the entity would not
be entitled to also receive the same form of consideration upon the occurrence of the event that gives rise to the redemption.

Dividends

Holders of the Series A Preferred Stock are entitled to receive dividends, if and when declared by the Board of Directors.

Liquidation Preference

Holders of the Series A Preferred Stock have preference in the event of a liquidation or dissolution of the Company equal to
$0.001
per share, plus any declared dividends.

Thereafter, the Holders of the shares of Series A Preferred Stock shall share ratably in any distributions and payments of any remaining assets of the Company, on an as converted basis, with the holders of Common Stock.

Voting Rights

Except for matters with specific voting rights as provided in the Series A Preferred Stock Purchase Agreement, the Holders of shares of Series A Preferred Stock have no
voting rights.